FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	¥ 1,766,577	¥ 1,512,953
Available-for-sale debt investments-Long term investment	928,200
Short-term investments	2,253,910	2,923,864	$ 317,457
Available-for-sale debt investments
Unrealized gains	35,450	4,318
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	2,955,361
Short-term investments		2,716,948
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	159,152	1,203,995
Unrealized gain	3,315	1,422
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	101,432
Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		1,512,953
Available-for-sale debt investments	2,694,777
Available-for-sale debt investments
Original cost	2,659,327	1,508,635
Unrealized gains	35,450	4,318
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	1,766,577	1,512,953
Available-for-sale debt investments
Original cost	1,752,828	1,508,635
Unrealized gains	13,749	4,318
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	928,200
Available-for-sale debt investments
Original cost	906,499
Unrealized gains	21,701
Unrealized loss	0
Provision for decline in value	0
Quoted Prices in Active Market for Identical Assets [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	207,329
Short-term investments		0
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	207,329	0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	0
Significant Other Observable Inputs [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	2,748,032
Short-term investments		2,716,948
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	159,152	1,203,995
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	101,432
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	1,559,248	1,512,953
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	928,200
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	0
Short-term investments		0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	0	¥ 0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	¥ 0